Fees Summary	Oct. 03, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,440,695,334.46
Previously Paid Amount	0
Total Fee Amount	220,570.46
Total Offset Amount	0
Net Fee	$ 220,570.46